UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    The Graham & Dodd Fund LLC

Address: 192 Lexington Avenue
         Suite #1202
         New York, NY 10016



13F File Number: 028-14915

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   David M. Masten Montero-Rosen
Title:  Managing Member
Phone:  212-649-5884


Signature, Place and Date of Signing:

/s/ David M. Masten Montero-Rosen      New York, New York      March 22, 2012
----------------------------------    ---------------------   -----------------
     [Signature]                           [City, State]            [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:                28

Form 13F Information Table Value Total:          $ 102,018
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



                                                       FORM 13F INFORMATION TABLE
                                                       The Graham & Dodd Fund LLC
                                                            December 31, 2010



COLUMN 1                       COLUMN  2       COLUMN 3     COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7     COLUMN 8

                               TITLE                        VALUE      SHRS OR  SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP        (X$1000)   PRN AMT  PRN CALL  DISCRETION  MGRS     SOLE  SHARED  NONE
--------------                 ---------       ------       ---------  -------- --- ----- ----------- -----    ----- ------- -----
APACHE CORP                    COM             037411105    5,269       44,194  SH        SOLE        NONE                    44,194
CIGNA CORP                     COM             125509109    5,148      140,430  SH        SOLE        NONE                   140,430
COCA COLA CO                   COM             191216100    5,727       87,078  SH        SOLE        NONE                    87,078
CONOCOPHILLIPS                 COM             20825C104    3,590       52,715  SH        SOLE        NONE                    52,715
COSTCO WHSL CORP NEW           COM             22160K105    5,744       79,551  SH        SOLE        NONE                    79,551
CSX CORP                       COM             126408103    7,100      109,893  SH        SOLE        NONE                   109,893
DEVON ENERGY CORP NEW          COM             25179M103    6,706       85,419  SH        SOLE        NONE                    85,419
ENSCO PLC                      SPONSORED ADR   29358Q109    3,311       62,031  SH        SOLE        NONE                    62,031
FAMILY DLR STORES INC          COM             307000109    1,583       31,853  SH        SOLE        NONE                    31,853
FLUOR CORP NEW                 COM             343412102    1,254       18,926  SH        SOLE        NONE                    18,926
FORD MTR CO DEL                COM PAR $0.01   345370860    4,515      268,899  SH        SOLE        NONE                   268,899
GENERAL ELECTRIC CO            COM             369604103    3,343      182,788  SH        SOLE        NONE                   182,788
HESS CORP                      COM             42809H107    2,683       35,057  SH        SOLE        NONE                    35,057
HEWLETT PACKARD CO             COM             428236103    2,885       68,524  SH        SOLE        NONE                    68,524
JPMORGAN CHASE & CO            COM             46625H100    2,962       69,814  SH        SOLE        NONE                    69,814
L-3 COMMUNICATIONS HLDGS INC   COM             502424104    2,524       35,805  SH        SOLE        NONE                    35,805
MCDONALDS CORP                 COM             580135101    4,000       52,108  SH        SOLE        NONE                    52,108
METLIFE INC                    COM             59156R108    3,186       71,698  SH        SOLE        NONE                    71,698
MORGAN STANLEY                 COM NEW         617446448    1,030       37,866  SH        SOLE        NONE                    37,866
NORFOLK SOUTHERN CORP          COM             655844108    5,613       89,351  SH        SOLE        NONE                    89,351
NUCOR CORP                     COM             670346105    1,545       35,263  SH        SOLE        NONE                    35,263
OCCIDENTAL PETE CORP DEL       COM             674599105    4,289       43,723  SH        SOLE        NONE                    43,723
PRUDENTIAL FINL INC            COM             744320102    5,363       91,349  SH        SOLE        NONE                    91,349
RELIANCE STEEL & ALUMINUM CO   COM             759509102    2,795       54,706  SH        SOLE        NONE                    54,706
RENT A CTR INC NEW             COM             76009N100    2,936       90,947  SH        SOLE        NONE                    90,947
TRAVELERS COMPANIES INC        COM             89417E109    1,372       24,628  SH        SOLE        NONE                    24,628
UNITED STATES STL CORP NEW     COM             912909108    2,208       37,802  SH        SOLE        NONE                    37,802
XEROX CORP                     COM             984121103    3,334      289,438  SH        SOLE        NONE                   289,438


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